Accumulated other comprehensive income - Reclassification Out of Accumulated Other Comprehensive Income (OCI) by Income line Item and the Related Tax Effect (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
AFS debt securities:
Realized (gain)/loss on sales of AFS debt securities, net	₨ 50,331.9	$ 536.4	₨ 6,825.0	₨ 826.7
Net of income tax	(42,535.5)		9,835.5
AFS debt Securities
AFS debt securities:
Net of income tax	(42,535.5)		9,835.5
Reclassification out of Accumulated Other Comprehensive Income | AFS debt Securities
AFS debt securities:
Realized (gain)/loss on sales of AFS debt securities, net	(56,422.9)	(601.3)	13,418.4
Amortization of past service cost	1,119.9	11.9
Total before income tax	(55,303.0)	(589.4)	13,418.4
Income tax	13,610.4	145.1	(3,582.9)
Net of income tax	₨ (41,692.6)	$ (444.3)	₨ 9,835.5